Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

24. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

In 2021, the Group acquired controlling interests in Wuhan Miracle, which is mainly engaged in the research and development, production, sales and agency of laser and other optoelectronic medical equipment, and it became a consolidated subsidiary of the Group. As a result of this acquisition, the Group changed its internal organizational structure and separated its businesses into the So-Young segment and Wuhan Miracle segment. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive income/(loss) or consolidated statements of cash flows.

24. Segment Information (Continued)

The CODM uses gross profit to assess the Company’s overall performance, compare actual results to budgets, and guide decisions on capital investments and other resource allocations. The table below summarizes gross profit related segment information used by the CODM to evaluate the Company’s performance. The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
So-Young	1,017,170	1,230,583	1,198,573
Wuhan Miracle	242,339	268,756	269,551
Total	1,259,509	1,499,339	1,468,124
Elimination	(1,635)	(1,310)	(1,426)
Consolidated total revenues	1,257,874	1,498,029	1,466,698

Cost of revenues:
So-Young	(259,940)	(404,375)	(423,988)
Wuhan Miracle	(134,369)	(140,635)	(144,722)
Total	(394,309)	(545,010)	(568,710)
Elimination	1,017	674	1,125
Consolidated total cost of revenues	(393,292)	(544,336)	(567,585)

Gross profit:
So-Young	757,230	826,208	774,585
Wuhan Miracle	107,970	128,121	124,829
Total	865,200	954,329	899,414
Elimination	(618)	(636)	(301)
Consolidated gross profit	864,582	953,693	899,113

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
So-Young:
Information, reservation services and others	998,834	1,151,532	929,455
Aesthetic treatment services	—	12,959	169,263
Sales of medical products and maintenance services	18,336	66,092	99,855
Wuhan Miracle:
Sales of medical products and maintenance services	242,339	268,756	269,551
Elimination	(1,635)	(1,310)	(1,426)
Total revenues	1,257,874	1,498,029	1,466,698

24. Segment Information (Continued)

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
So-Young	3,676	5,955	8,519
Wuhan Miracle	1,855	1,220	1,101
Total depreciation expenses of property and equipment	5,531	7,175	9,620

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
So-Young	9,649	9,532	9,528
Wuhan Miracle	12,667	12,667	10,202
Total amortization expense of intangible assets	22,316	22,199	19,730